ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 28, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:
ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
AAM S&P 500 High Dividend Value ETF (S000059242)
AAM S&P Emerging Markets High Dividend Value ETF (S000059243)
AAM S&P Developed Markets High Dividend Value ETF (S000063481)
AAM Low Duration Preferred and Income Securities ETF (S000066987)
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (S000072560)
AAM Transformers ETF (S000076555)
(collectively, the “Funds”)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2024, and filed electronically as Post-Effective Amendment No. 945 to the Trust’s Registration Statement on Form N‑1A on February 26, 2024.
If you have any additional questions or require further information, please do not hesitate to contact me at (513) 493-5880 or josh.hinderliter@usbank.com.

Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Vice President and Secretary